Contingencies, commitments and restrictions on the distribution of profits (Detail Textuals) R$ in Thousands, $ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Feb. 21, 2017 USD ($) Installment	Nov. 30, 2015 USD ($) Installment	Nov. 30, 2015 ARS ($) Installment	Jun. 30, 2005	Dec. 31, 2014 BRL (R$) Proceeding Payment	Dec. 31, 2013 USD ($) Proceeding Director	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ARS ($)	Jun. 29, 2017 USD ($)	Jun. 29, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 ARS ($)	Dec. 29, 2015 USD ($)	Dec. 29, 2015 BRL (R$)	Aug. 31, 2011 USD ($)	Aug. 31, 2011 ARS ($)
Schedule Of Contingencies [Line Items]
Payments for extraordinary regime of regularization of tax obligations	$ 10.5
Number of monthly consecutive installments for payments of extraordinary regime | Installment	60
Insurance policy to guarantee injunction for compensation for environmental damages																		$ 5.2	$ 97.4
Legal action to suspend payment of annual granting fees													$ 75.0	R$ 245,700
Court deposit by defendant included in guarantee deposit													76.0	R$ 246,800
Number of payments made identified | Payment					3
Amount of identified three total payments | R$					R$ 858
AA2000
Schedule Of Contingencies [Line Items]
Number of tax assessments proceedings inititated | Proceeding					3	3
Number of tax assessments proceedings inititated with respect to income tax deductions from services rendered by third parties | Proceeding					2	2
Legal proceedings, claim payments		$ 1.0	$ 18.4
Number of monthly consecutive installments for claim payments | Installment		36	36
Legal proceedings outstanding included in other taxes payable									$ 0.4	$ 6.6
Other taxes payable													$ 0.8		$ 12.7
Criminal proceeding against former director
Schedule Of Contingencies [Line Items]
Legal proceedings, number of defendant former director | Director						2
Administrative Proceeding For Economic Reequilibrium Of Infram rica Concession ria do Aeroporto de Brasilias Concession Agreement
Schedule Of Contingencies [Line Items]
Legal proceedings, claim amount																$ 253.1	R$ 758,000
Legal proceedings, claim amount denied by Brazilian ANAC																120.2	454,100
Administrative Proceeding For Economic Reequilibrium Of ICABs Concession Agreement
Schedule Of Contingencies [Line Items]
Legal proceedings, claim amount											$ 240.0	R$ 737,000
Administrative Proceeding For Economic Reequilibrium Of Inframerica Concession ria do Aeroporto de So Gonalo do Amarantes Concession Agreement
Schedule Of Contingencies [Line Items]
Legal proceedings, claim amount																263.1	1,000,000
Legal proceedings, claim amount denied by Brazilian ANAC																$ 251.7	R$ 956,800
TAGSA legal proceedings
Schedule Of Contingencies [Line Items]
Period for administration and operation of duty free areas				20 years
Percentage of exemption from income tax for duty-free areas entitled to tax benefits				100.00%
Income tax charges including interests and penalties								$ 1.9
Income tax charges excluding interests and penalties						$ 2.5	$ 1.4